7. Accrued Liabilities - Current (Details) - USD ($)	Sep. 30, 2019	[1]	Dec. 31, 2018		Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Salaries and Wages			$ 137,825		$ 168,549
Other accrued expenses	$ 150,956		52,865	[1]	1,020,457
Total accrued liabilities			$ 190,690		$ 1,189,006

[1]	Represents accrued interest, insurance liability and lease deposit on sub-lease.